SUPPLEMENT DATED SEPTEMBER 1, 2004

TO THE

PROSPECTUSES

OF THE

FUNDS INDICATED BELOW

Effective September 1, 2004, for each of the funds listed below, up to the entire amount of any Class A sales charges collected may be paid to Service Agents that sell fund shares. Please refer to the section of the applicable fund’s Prospectus entitled “Sales Charges — Class A shares” or contact your Service Agent for more information.

SB ADJUSTABLE RATE INCOME FUND	September 26, 2003
Smith Barney Shares

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 26, 2003

SMITH BARNEY CALIFORNIA MUNICIPALS FUND, INC.	June 28, 2004

SMITH BARNEY FUNDS, INC.
SMITH BARNEY SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2004

SMITH BARNEY INCOME FUNDS
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 2003

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 29, 2004
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 29, 2004

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2004

SMITH BARNEY MUNI FUNDS
FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004
NATIONAL PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004

SMITH BARNEY OREGON MUNICIPALS FUND	August 27, 2004

SMITH BARNEY TRUST II
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

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